UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098
Name of Registrant: Vanguard Chester Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2018
Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (96.3%)
Consumer Discretionary (8.1%)
Sony Corp. ADR	17,560,150	900,133
Ross Stores Inc.	8,349,300	707,603
Whirlpool Corp.	3,189,820	466,447
TJX Cos. Inc.	4,872,300	463,745
^,1 Mattel Inc.	25,853,579	424,516
Carnival Corp.	7,249,595	415,474
L Brands Inc.	10,674,073	393,660
Walt Disney Co.	3,504,600	367,317
* Amazon.com Inc.	194,765	331,062
Royal Caribbean Cruises Ltd.	2,875,433	297,895
Comcast Corp. Class A	1,947,900	63,911
Marriott International Inc. Class A	490,300	62,072
MGM Resorts International	1,494,600	43,388
* Charter Communications Inc. Class A	136,000	39,877
^ Restaurant Brands International Inc.	522,900	31,531
CBS Corp. Class B	537,767	30,233
Las Vegas Sands Corp.	361,500	27,604
* Ulta Beauty Inc.	102,600	23,953
Hilton Worldwide Holdings Inc.	295,366	23,381
Newell Brands Inc.	564,000	14,546
Bed Bath & Beyond Inc.	728,670	14,519
* Netflix Inc.	30,500	11,939
Adient plc	69,700	3,428
Entercom Communications Corp. Class A	353,458	2,669
		5,160,903
Consumer Staples (0.0%)
Constellation Brands Inc. Class A	5,600	1,226
Philip Morris International Inc.	6,600	533
Altria Group Inc.	7,100	403
		2,162
Energy (0.9%)
EOG Resources Inc.	1,898,500	236,230
Schlumberger Ltd.	2,467,700	165,410
^,* Transocean Ltd.	7,896,679	106,131
Noble Energy Inc.	2,185,600	77,108
National Oilwell Varco Inc.	375,700	16,306
Pioneer Natural Resources Co.	2,800	530
		601,715
Financials (7.1%)
JPMorgan Chase & Co.	11,296,795	1,177,126
Charles Schwab Corp.	17,269,645	882,479
Wells Fargo & Co.	14,735,219	816,920
Marsh & McLennan Cos. Inc.	6,496,476	532,516
Bank of America Corp.	8,092,432	228,126
Discover Financial Services	2,742,125	193,073
US Bancorp	3,707,325	185,440
Progressive Corp.	2,915,700	172,464
CME Group Inc.	896,318	146,924

	Citigroup Inc.	2,008,900	134,436
	American Express Co.	372,100	36,466
	Travelers Cos. Inc.	287,601	35,185
	Chubb Ltd.	41,133	5,225
			4,546,380
Health Care (21.8%)
*	Biogen Inc.	9,221,680	2,676,500
	Eli Lilly & Co.	28,848,694	2,461,659
	Amgen Inc.	11,540,750	2,130,307
	Roche Holding AG	4,881,050	1,082,901
	Novartis AG ADR	12,909,406	975,176
*	Boston Scientific Corp.	29,520,760	965,329
	AstraZeneca plc ADR	25,362,830	890,489
	Thermo Fisher Scientific Inc.	2,600,020	538,568
	Medtronic plc	4,824,770	413,049
	Bristol-Myers Squibb Co.	7,088,052	392,253
*	BioMarin Pharmaceutical Inc.	4,111,290	387,283
	Abbott Laboratories	5,958,088	363,384
*,2 Siemens Healthineers AG		3,977,700	163,916
	CVS Health Corp.	2,111,815	135,895
	Merck & Co. Inc.	1,500,000	91,050
	Agilent Technologies Inc.	1,179,760	72,956
	Zimmer Biomet Holdings Inc.	603,380	67,241
	Johnson & Johnson	500,000	60,670
	Sanofi ADR	1,008,000	40,330
	Stryker Corp.	180,000	30,395
	GlaxoSmithKline plc ADR	560,000	22,574
			13,961,925
Industrials (18.5%)
	FedEx Corp.	9,572,126	2,173,447
1	Southwest Airlines Co.	35,091,930	1,785,477
	Airbus SE	11,581,190	1,351,467
*,1 United Continental Holdings Inc.		15,822,380	1,103,295
1	American Airlines Group Inc.	26,644,283	1,011,417
	Caterpillar Inc.	5,495,730	745,606
	Siemens AG	4,880,000	642,969
	Delta Air Lines Inc.	11,701,595	579,697
	Deere & Co.	3,168,700	442,984
	Honeywell International Inc.	2,333,800	336,184
	Union Pacific Corp.	2,146,325	304,091
	Alaska Air Group Inc.	4,996,700	301,751
	Boeing Co.	893,700	299,845
	United Parcel Service Inc. Class B	2,125,170	225,757
	Textron Inc.	2,670,720	176,027
	CSX Corp.	1,410,000	89,930
	United Technologies Corp.	495,000	61,890
	TransDigm Group Inc.	128,600	44,385
	Pentair plc	1,030,000	43,342
	Rockwell Automation Inc.	180,680	30,034
*	Ryanair Holdings plc ADR	250,000	28,558
*	nVent Electric plc	1,030,000	25,853
*	Herc Holdings Inc.	142,000	8,000
			11,812,006
Information Technology (39.4%)
*	Adobe Systems Inc.	14,538,664	3,544,672
	Microsoft Corp.	26,071,170	2,570,878

	Texas Instruments Inc.	20,519,555	2,262,281
*	Micron Technology Inc.	31,080,100	1,629,840
	NVIDIA Corp.	6,675,729	1,581,480
*	Alibaba Group Holding Ltd. ADR	8,330,313	1,545,523
*	Alphabet Inc. Class C	1,345,943	1,501,601
*	Alphabet Inc. Class A	1,327,689	1,499,213
1	NetApp Inc.	14,540,200	1,141,842
	HP Inc.	31,606,290	717,147
	Intel Corp.	14,280,800	709,898
	Intuit Inc.	3,403,415	695,335
	Hewlett Packard Enterprise Co.	44,542,514	650,766
	KLA-Tencor Corp.	6,322,700	648,266
	Cisco Systems Inc.	14,502,650	624,049
	QUALCOMM Inc.	10,553,392	592,256
	Telefonaktiebolaget LM Ericsson ADR	72,702,590	557,629
	Activision Blizzard Inc.	5,609,000	428,079
1	Plantronics Inc.	3,672,300	280,013
	Analog Devices Inc.	2,912,960	279,411
	Oracle Corp.	6,300,429	277,597
	DXC Technology Co.	2,529,811	203,928
	Visa Inc. Class A	1,300,350	172,231
	Corning Inc.	5,642,950	155,237
*	Dell Technologies Inc. Class V	1,253,490	106,020
*	BlackBerry Ltd.	10,854,800	104,749
	Apple Inc.	547,500	101,348
^,* Altaba Inc.		1,307,300	95,707
*	PayPal Holdings Inc.	1,097,600	91,397
	Entegris Inc.	2,650,322	89,846
*	eBay Inc.	2,245,900	81,436
	Micro Focus International plc ADR	4,427,540	76,464
*	salesforce.com Inc.	538,400	73,438
	Perspecta Inc.	1,264,905	25,994
*	Keysight Technologies Inc.	383,290	22,626
	Applied Materials Inc.	244,400	11,289
	Mastercard Inc. Class A	50,350	9,895
*	Rambus Inc.	554,197	6,950
*	Arista Networks Inc.	1,300	335
			25,166,666
Materials (0.4%)
	Praxair Inc.	905,200	143,158
	DowDuPont Inc.	1,396,150	92,034
			235,192
Real Estate (0.0%)
	Equinix Inc.	12,000	5,159

Telecommunication Services (0.1%)
*	T-Mobile US Inc.	581,900	34,768

Total Common Stocks (Cost $26,041,787)			61,526,876

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (3.9%)
Money Market Fund (3.9%)
3,4 Vanguard Market Liquidity Fund (Cost
$2,483,738)	2.122%	24,838,740	2,484,122
Total Investments (100.2%) (Cost $28,525,525)			64,010,998
			Amount
			($000)
Other Assets and Liabilities-Net (-0.2%)4			(111,443)
Net Assets (100%)			63,899,555

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $60,618,000.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of this security represented 0.3% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $62,704,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

PRIMECAP Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	58,285,624	3,241,252	—
Temporary Cash Investments	2,484,122	—	—
Total	60,769,746	3,241,252	—

D. At June 30, 2018, the cost of investment securities for tax purposes was $28,525,525,000. Net unrealized appreciation of investment securities for tax purposes was $35,485,473,000, consisting of unrealized gains of $36,521,590,000 on securities that had risen in value since their purchase and $1,036,117,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds		Change in			June 30,
	2017		from		Net		Capital Gain	2018
	Market	Purchases	Securities	Net Realized	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	3,318,618	NA1	NA1	(244)	78	32,077	—	2,484,122
American Airlines
Group Inc.	NA2	257,228	—	—	(229,742)	6,498	—	1,011,417
Mattel Inc.	304,459	86,593	—	—	33,464	—	—	424,516
NetApp Inc.	634,279	3,551	—	—	504,012	8,697	—	1,141,842
Plantronics Inc.	162,389	—	—	—	117,624	1,653	—	280,013
Southwest Airlines
Co.	1,903.936	57,296	—	—	(175,755)	13,945	—	1,785,477
United Continental
Holdings Inc.	NA2	510,276	—	—	93,919	—	—	1,103,295
Total	6,323,681	914,944	—	(244)	343,600	62,870	—	8,230,682
1 Not applicable—purchases and sales are for temporary cash investment purposes.
2 Not applicable—at September 30, 2017, the issuer was not an affiliated company of the fund.

Target Retirement Income Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (18.1%)
Vanguard Total Stock Market Index Fund Investor Shares	44,017,680	3,007,288

International Stock Fund (11.6%)
Vanguard Total International Stock Index Fund Investor Shares	111,571,297	1,935,762

U.S. Bond Funds (54.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	599,631,416	6,236,167
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	115,100,181	2,815,350
		9,051,517
International Bond Fund (16.1%)
Vanguard Total International Bond Index Fund Investor Shares	244,578,331	2,675,687

Total Investment Companies (Cost $14,230,689)		16,670,254
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $993)	9,926	993

Total Investments (100.1%) (Cost $14,231,682)		16,671,247
Other Assets and Liabilities-Net (-0.1%)		(10,517)
Net Assets (100%)		16,660,730
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2018, the cost of investment securities for tax purposes was $14,231,682,000. Net unrealized appreciation of investment securities for tax purposes was $2,439,565,000, consisting of unrealized gains of $2,474,580,000 on securities that had risen in value since their purchase and $35,015,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement Income Fund

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	2,961	NA1	NA1	(4)	—	47	—	993
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	2,775,481	132,410	57,118	(800)	(34,623)	57,396	—	2,815,350
Vanguard Total Bond
Market II Index Fund	6,197,174	402,757	156,274	(216)	(207,274)	119,729	1,393	6,236,167
Vanguard Total
International Bond Index
Fund	2,623,007	94,231	53,822	(451)	12,722	51,752	—	2,675,687
Vanguard Total
International Stock
Index Fund	2,014,327	100,149	162,335	17,420	(33,799)	44,524	—	1,935,762
Vanguard Total Stock
Market Index Fund	3,024,180	172,954	443,647	138,030	115,771	37,958	—	3,007,288

Total	16,637,130	902,501	873,196	153,979	(147,203)	311,406	1,393	16,671,247
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2015 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.7%)
Vanguard Total Stock Market Index Fund Investor Shares	59,788,599	4,084,757

International Stock Fund (16.1%)
Vanguard Total International Stock Index Fund Investor Shares	153,828,273	2,668,920

U.S. Bond Funds (45.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	527,635,901	5,487,413
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	80,301,226	1,964,168
		7,451,581
International Bond Fund (14.2%)
Vanguard Total International Bond Index Fund Investor Shares	215,233,049	2,354,650

Total Investment Companies (Cost $13,119,086)		16,559,908
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $1)	6	1

Total Investments (100.0%) (Cost $13,119,087)		16,559,909
Other Assets and Liabilities-Net (0.0%)		(5,290)
Net Assets (100%)		16,554,619

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Target Retirement 2015 Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $13,119,087,000. Net unrealized appreciation of investment securities for tax purposes was $3,440,822,000, consisting of unrealized gains of $3,459,094,000 on securities that had risen in value since their purchase and $18,272,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Net	Change in			June 30,
	2017		from	Realized	Net		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1	NA1	NA1	(3)	—	13	—	1
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	1,857,697	186,590	55,769	(682)	(23,668)	39,480	—	1,964,168
Vanguard Total Bond
Market II Index Fund	5,539,438	411,784	279,403	(1,140)	(183,266)	106,089	1,244	5,487,413
Vanguard Total
International Bond Index
Fund	2,334,226	126,059	116,351	(112)	10,828	46,013	—	2,354,650
Vanguard Total
International Stock Index
Fund	3,034,415	106,169	457,496	59,877	(74,045)	63,506	—	2,668,920
Vanguard Total Stock
Market Index Fund	4,483,170	259,486	1,029,220	470,379	(99,058)	54,054		4,084,757
Total	17,248,947	1,090,088	1,938,239	528,319	(369,209)	309,155	1,244	16,559,909
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (32.6%)
Vanguard Total Stock Market Index Fund Investor Shares	155,437,776	10,619,509

International Stock Fund (21.1%)
Vanguard Total International Stock Index Fund Investor Shares	395,167,722	6,856,160

U.S. Bond Funds (34.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	914,530,218	9,511,114
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	64,355,716	1,574,141
		11,085,255
International Bond Fund (12.4%)
Vanguard Total International Bond Index Fund Investor Shares	370,067,051	4,048,534

Total Investment Companies (Cost $25,279,934)		32,609,458
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $2)	21	2
Total Investments (100.1%) (Cost $25,279,936)		32,609,460
Other Assets and Liabilities-Net (-0.1%)		(20,097)
Net Assets (100%)		32,589,363

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Target Retirement 2020 Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $25,279,936,000. Net unrealized appreciation of investment securities for tax purposes was $7,329,524,000, consisting of unrealized gains of $7,447,358,000 on securities that had risen in value since their purchase and $117,834,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund
	3,904	NA1	NA1	(4)	—	43	—	2
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	1,163,653	445,341	18,767	—	(16,086)	27,965	—	1,574,141
Vanguard Total Bond
Market II Index Fund	8,935,698	1,529,983	643,459	(923)	(310,185)	179,488	2,079	9,511,114
Vanguard Total
International Bond Index
Fund	3,748,016	394,049	112,483	(713)	19,665	75,967	—	4,048,534
Vanguard Total
International Stock Index
Fund	6,960,556	467,124	503,315	43,473	(111,678)	157,346	—	6,856,160
Vanguard Total Stock
Market Index Fund	10,450,278	559,533	1,270,819	364,643	515,874	133,697	—	10,619,509
Total
	31,262,105	3,396,030	2,548,843	406,476	97,590	574,506	2,079	32,609,460
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (38.0%)
Vanguard Total Stock Market Index Fund Investor Shares	226,263,612	15,458,330

International Stock Fund (24.5%)
Vanguard Total International Stock Index Fund Investor Shares	573,409,874	9,948,661

U.S. Bond Fund (26.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	1,027,985,594	10,691,050

International Bond Fund (11.2%)
Vanguard Total International Bond Index Fund Investor Shares	417,098,878	4,563,062

Total Investment Companies (Cost $30,195,287)		40,661,103
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $4)	35	4

Total Investments (100.0%) (Cost $30,195,291)		40,661,107
Other Assets and Liabilities-Net (0.0%)		(18,550)
Net Assets (100%)		40,642,557

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Target Retirement 2025 Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $30,195,291,000. Net unrealized appreciation of investment securities for tax purposes was $10,465,816,000, consisting of unrealized gains of $10,566,399,000 on securities that had risen in value since their purchase and $100,583,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Net	Change in Net		Capital Gain	2018
	Market	Purchases	Securities	Realized	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	8,931	NA1	NA1	(11)	—	92	—	4
Vanguard Total
Bond Market II
Index Fund	9,339,193	2,638,301	950,512	(6,530)	(329,402)	195,288	2,213	10,691,050
Vanguard Total
International Bond
Index Fund	3,889,558	662,440	9,719	—	20,783	80,925	—	4,563,062
Vanguard Total
International Stock
Index Fund	9,504,320	947,301	374,764	14,905	(143,101)	223,860	—	9,948,661
Vanguard Total
Stock Market
Index Fund	14,384,000	887,075	1,032,445	59,360	1,160,340	189,986	—	15,458,330
Total	37,126,002	5,135,117	2,367,440	67,724	708,620	690,151	2,213	40,661,107
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2030 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (42.5%)
Vanguard Total Stock Market Index Fund Investor Shares	214,717,796	14,669,520

International Stock Fund (27.6%)
Vanguard Total International Stock Index Fund Investor Shares	547,782,694	9,504,030

U.S. Bond Fund (21.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	696,905,543	7,247,817

International Bond Fund (9.0%)
Vanguard Total International Bond Index Fund Investor Shares	282,751,545	3,093,302

Total Investment Companies (Cost $25,645,692)		34,514,669
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $8,451)	84,502	8,451
Total Investments (100.1%) (Cost $25,654,143)		34,523,120
Other Assets and Liabilities-Net (-0.1%)		(48,905)
Net Assets (100%)		34,474,215

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Target Retirement 2030 Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $25,654,143,000. Net unrealized appreciation of investment securities for tax purposes was $8,868,977,000, consisting of unrealized gains of $9,009,103,000 on securities that had risen in value since their purchase and $140,126,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	16,347	NA1	NA1	(5)	—	91	—	8,451
Vanguard Total Bond
Market II Index Fund	6,203,572	2,302,064	1,032,890	(4,930)	(219,999)	131,052	1,462	7,247,817
Vanguard Total
International Bond Index
Fund	2,547,466	576,857	45,441	(157)	14,577	53,977	—	3,093,302
Vanguard Total
International Stock Index
Fund	8,796,361	1,130,388	294,897	10,406	(138,228)	211,499	—	9,504,030
Vanguard Total Stock
Market Index Fund	13,333,026	935,183	731,136	27,088	1,105,359	178,785	—	14,669,520
Total
	30,896,772	4,944,492	2,104,364	32,402	761,709	575,404	1,462	34,523,120
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Target Retirement 2035 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (47.0%)
Vanguard Total Stock Market Index Fund Investor Shares	227,908,107	15,570,682

International Stock Fund (30.7%)
Vanguard Total International Stock Index Fund Investor Shares	585,307,809	10,155,091

U.S. Bond Fund (15.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	502,891,579	5,230,072

International Bond Fund (6.7%)
Vanguard Total International Bond Index Fund Investor Shares	203,584,293	2,227,212

Total Investment Companies (Cost $23,354,158)		33,183,057
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $7,515)	75,139	7,515

Total Investments (100.2%) (Cost $23,361,673)		33,190,572
Other Assets and Liabilities-Net (-0.2%)		(56,132)
Net Assets (100%)		33,134,440

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Target Retirement 2035 Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $23,361,673,000. Net unrealized appreciation of investment securities for tax purposes was $9,828,899,000, consisting of unrealized gains of $9,916,312,000 on securities that had risen in value since their purchase and $87,413,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	15,625	NA1	NA1	(14)	—	83	—	7,515
Vanguard Total Bond
Market II Index Fund	4,405,128	1,710,227	724,071	(3,732)	(157,480)	93,946	1,043	5,230,072
Vanguard Total
International Bond
Index Fund	1,835,053	436,254	54,316	(226)	10,447	38,852	—	2,227,212
Vanguard Total
International Stock
Index Fund	9,355,903	1,251,983	314,371	10,545	(148,969)	225,430	— 10,155,091
Vanguard Total Stock
Market Index Fund	14,200,704	1,010,582	850,542	29,543	1,180,395	190,216	— 15,570,682

Total	29,812,413	4,409,046	1,943,300	36,116	884,393	548,527	1,043 33,190,572
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2040 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (51.6%)
Vanguard Total Stock Market Index Fund Investor Shares	190,304,348	13,001,593

International Stock Fund (33.6%)
Vanguard Total International Stock Index Fund Investor Shares	487,684,048	8,461,318

U.S. Bond Fund (10.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	254,059,323	2,642,217

International Bond Fund (4.5%)
Vanguard Total International Bond Index Fund Investor Shares	102,901,479	1,125,742
Total Investment Companies (Cost $17,943,044)		25,230,870
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $6,678)	66,773	6,678
Total Investments (100.2%) (Cost $17,949,722)		25,237,548
Other Assets and Liabilities-Net (-0.2%)		(44,916)
Net Assets (100%)		25,192,632
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Target Retirement 2040 Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $17,949,722,000. Net unrealized appreciation of investment securities for tax purposes was $7,287,826,000, consisting of unrealized gains of $7,340,767,000 on securities that had risen in value since their purchase and $52,941,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realize
	2017		from	d Net	Change in		Capital Gain	June 30, 2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market
Liquidity Fund	10,689	NA1	NA1	(8)	—	56	—	6,678
Vanguard
Total Bond
Market II
Index Fund	2,138,153	1,132,468	547,683	(2,142)	(78,579)	46,793	510	2,642,217
Vanguard
Total
International
Bond Index
Fund	860,907	267,536	7,852	—	5,151	18,866	—	1,125,742
Vanguard
Total
International
Stock Index
Fund	7,692,108	1,139,930	249,524	8,143	(129,339)	187,278	—	8,461,318
Vanguard
Total Stock
Market Index
Fund	11,636,768	912,472	540,740	10,087	983,006	157,833	—	13,001,593

Total	22,338,625	3,452,406	1,345,799	16,080	780,239	410,826	510	25,237,548
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2045 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (54.4%)
Vanguard Total Stock Market Index Fund Investor Shares	184,687,200	12,617,830

International Stock Fund (35.5%)
Vanguard Total International Stock Index Fund Investor Shares	475,215,463	8,244,988

U.S. Bond Fund (7.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	160,271,481	1,666,823

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	63,602,585	695,812
Total Investment Companies (Cost $16,228,716)		23,225,453
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $2,917)	29,163	2,917
Total Investments (100.1%) (Cost $16,231,633)		23,228,370
Other Assets and Liabilities-Net (-0.1%)		(30,564)
Net Assets (100%)		23,197,806
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Target Retirement 2045 Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $16,231,633,000. Net unrealized appreciation of investment securities for tax purposes was $6,996,737,000, consisting of unrealized gains of $7,015,045,000 on securities that had risen in value since their purchase and $18,308,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	6,235	NA1	NA1	(6)	—	51	—	2,917
Vanguard Total Bond
Market II Index Fund	1,432,028	570,278	282,869	125	(52,739)	30,472	339	1,666,823
Vanguard Total
International Bond
Index Fund	603,691	109,883	20,984	(88)	3,310	12,603	—	695,812
Vanguard Total
International Stock
Index Fund	7,317,231	1,268,332	216,846	6,517	(130,246)	181,081	—	8,244,988
Vanguard Total Stock
Market Index Fund	11,055,891	1,146,184	534,978	6,819	943,914	152,335	—	12,617,830

Total	20,415,076	3,094,677	1,055,677	13,367	764,239	376,542	339	23,228,370
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2050 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.3%)
Vanguard Total Stock Market Index Fund Investor Shares	125,931,109	8,603,613

International Stock Fund (35.5%)
Vanguard Total International Stock Index Fund Investor Shares	324,527,804	5,630,557

U.S. Bond Fund (7.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	109,208,068	1,135,764

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	43,229,583	472,932
Total Investment Companies (Cost $11,908,436)		15,842,866
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $379)	3,791	379
Total Investments (100.0%) (Cost $11,908,815)		15,843,245
Other Assets and Liabilities-Net (0.0%)		(4,770)
Net Assets (100%)		15,838,475
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Target Retirement 2050 Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $11,908,815,000. Net unrealized appreciation of investment securities for tax purposes was $3,934,430,000, consisting of unrealized gains of $3,958,022,000 on securities that had risen in value since their purchase and $23,592,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sep. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	6,411	NA1	NA1	(3)	—	49	—	379
Vanguard Total Bond
Market II Index Fund	941,432	454,413	224,856	(33)	(35,192)	20,433	225	1,135,764
Vanguard Total
International Bond Index
Fund	395,258	81,761	6,288	—	2,201	8,348	—	472,932
Vanguard Total
International Stock
Index Fund	4,811,996	1,031,282	121,978	3,082	(93,825)	121,862	—	5,630,557
Vanguard Total Stock
Market Index Fund	7,256,355	1,026,995	311,033	4,058	627,238	102,390	—	8,603,613

Total	13,411,45							15,843,24
	2	2,594,451	664,155	7,104	500,422	253,082	225	5
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2055 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.3%)
Vanguard Total Stock Market Index Fund Investor Shares	58,987,461	4,030,023

International Stock Fund (35.5%)
Vanguard Total International Stock Index Fund Investor Shares	151,640,408	2,630,961

U.S. Bond Fund (7.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	51,141,231	531,869

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	20,185,443	220,829
Total Investment Companies (Cost $6,279,318)		7,413,682
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $4,383)	43,822	4,383
Total Investments (100.1%) (Cost $6,283,701)		7,418,065
Other Assets and Liabilities-Net (-0.1%)		(5,386)
Net Assets (100%)		7,412,679
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Target Retirement 2055 Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $6,283,701,000. Net unrealized appreciation of investment securities for tax purposes was $1,134,364,000, consisting of unrealized gains of $1,149,637,000 on securities that had risen in value since their purchase and $15,273,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sep. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	2,448	NA1	NA1	(2)	—	47	—	4,383
Vanguard Total Bond
Market II Index Fund	393,769	223,532	69,844	(243)	(15,345)	9,120	97	531,869
Vanguard Total
International Bond Index
Fund	164,044	58,624	2,878	—	1,039	3,631	—	220,829
Vanguard Total
International Stock Index
Fund	2,010,617	697,420	23,084	6	(53,998)	54,984	—	2,630,961
Vanguard Total Stock
Market Index Fund	3,024,478	769,892	33,872	32	269,493	46,037	—	4,030,023
Total	5,595,356	1,749,468	129,678	(207)	201,189	113,819	97	7,418,065
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2060 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.2%)
Vanguard Total Stock Market Index Fund Investor Shares	23,303,738	1,592,111

International Stock Fund (35.7%)
Vanguard Total International Stock Index Fund Investor Shares	60,436,321	1,048,570

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	20,221,238	210,301

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	7,960,594	87,089
Total Investment Companies (Cost $2,567,975)		2,938,071
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $554)	5,545	555
Total Investments (100.0%) (Cost $2,568,529)		2,938,626
Other Assets and Liabilities-Net (0.0%)		123
Net Assets (100%)		2,938,749
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Target Retirement 2060 Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $2,568,529,000. Net unrealized appreciation of investment securities for tax purposes was $370,097,000, consisting of unrealized gains of $375,966,000 on securities that had risen in value since their purchase and $5,869,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				June 30,
	2017		from	Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market
Liquidity Fund	1,174	NA1	NA1	—	—	17	—	555

Vanguard Total
Bond Market II
Index Fund	146,423	91,877	22,008	(63)	(5,928)	3,527	37	210,301

Vanguard Total
International Bond
Index Fund	60,960	27,095	1,369	—	403	1,391	—	87,089

Vanguard Total
International Stock
Index Fund	747,045	332,890	7,872	2	(23,495)	21,320	—	1,048,570

Vanguard Total
Stock Market
Index Fund	1,125,657	372,063	7,947	(1)	102,339	17,825	—	1,592,111

Total	2,081,259	823,925	39,196	(62)	73,319	44,080	37	2,938,626
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2065 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (99.5%)
U.S. Stock Fund (53.6%)
Vanguard Total Stock Market Index Fund Investor Shares	1,199,320	81,937

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	3,170,291	55,005

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	1,028,898	10,701

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	419,033	4,584
Total Investment Companies (Cost $152,836)		152,227
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $283)	2,829	283
Total Investments (99.7%) (Cost $153,119)		152,510
Other Assets and Liabilities-Net (0.3%)		436
Net Assets (100%)		152,946
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Target Retirement 2065 Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $153,119,000. Net unrealized depreciation of investment securities for tax purposes was $609,000, consisting of unrealized gains of $2,103,000 on securities that had risen in value since their purchase and $2,712,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	101	NA1	NA1	—	—	2	—	283
Vanguard Total Bond
Market II Index Fund	1,315	9,598	53	—	(159)	111	1	10,701
Vanguard Total
International Bond Index
Fund	564	4,017	22	—	25	36	—	4,584
Vanguard Total
International Stock
Index Fund Investor
Shares	6,797	50,909	38	2	(2,665)	805	—	55,005
Vanguard Total
International Stock
Index Fund ETF
Shares[2]	—	122	122	—	—	—	—	—
Vanguard Total Stock
Market Index Fund
Investor Shares	10,166	69,946	34	7	1,852	632	—	81,937
Vanguard Total Stock
Market Index Fund ETF
Shares[2]	—	526	526	—	—	—	—	—
Total	18,943	135,118	795	9	(947)	1,586	1	152,510
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	The fund invested in ETF shares during the period, but sold their positions before the period ended.

Vanguard Institutional Target Retirement 2015 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.6%)
Vanguard Total Stock Market Index Fund Institutional Shares	29,303,780	2,002,913

International Stock Fund (16.0%)
Vanguard Total International Stock Index Fund Investor
Shares	75,194,008	1,304,616

U.S. Bond Funds (45.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	259,065,459	2,694,281
Vanguard Short-Term Inflation-Protected Securities Index
Fund Admiral Shares	40,120,019	982,539
		3,676,820
International Bond Fund (14.2%)
Vanguard Total International Bond Index Fund Admiral Shares	52,707,308	1,152,709

Total Investment Companies (Cost $7,497,706)		8,137,058
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $2,076)	20,759	2,076

Total Investments (100.0%) (Cost $7,499,782)		8,139,134
Other Assets and Liabilities-Net (0.0%)		(765)
Net Assets (100%)		8,138,369
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard Institutional Target Retirement 2015 Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $7,499,782,000. Net unrealized appreciation of investment securities for tax purposes was $639,352,000, consisting of unrealized gains of $724,227,000 on securities that had risen in value since their purchase and $84,875,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1	NA1	NA1	(3)	—	12	—	2,076
Vanguard Short-Term
Inflation-Protected
Securities	835,433	217,694	59,978	(38)	(10,572)	18,911	—	982,539
Vanguard Total Bond
Market II Index Fund	2,442,045	525,356	186,665	—	(86,455)	49,988	561	2,694,281
Vanguard Total
International Bond Index
Fund	1,018,525	163,317	34,502	(259)	5,628	21,286	—	1,152,709

Vanguard Institutional Target Retirement 2015 Fund

Vanguard Total
International Stock Index
Fund	1,323,606	122,318	128,467	7,875	(20,716)	29,760	—	1,304,616
Vanguard Total Stock
Market Index Fund	1,986,626	222,346	372,972	27,352	139,561	26,975	—	2,002,913

Total	7,606,236	1,251,031	782,584	34,927	27,446	146,932	561	8,139,134
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (32.5%)
Vanguard Total Stock Market Index Fund Institutional Shares	97,390,659	6,656,651

International Stock Fund (20.9%)
Vanguard Total International Stock Index Fund Investor
Shares	245,937,993	4,267,024

U.S. Bond Funds (34.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	573,711,885	5,966,604
Vanguard Short-Term Inflation-Protected Securities Index
Fund Admiral Shares	41,973,514	1,027,931
		6,994,535
International Bond Fund (12.4%)
Vanguard Total International Bond Index Fund Admiral Shares	115,897,562	2,534,680
Total Investment Companies (Cost $18,597,365)		20,452,890
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.112% (Cost $1)	11	1
Total Investments (100.0%) (Cost $18,597,366)		20,452,891
Other Assets and Liabilities-Net (0.0%)		(1,614)
Net Assets (100%)		20,451,277
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of

Vanguard Institutional Target Retirement 2020 Fund

Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts as of June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $18,597,366,000. Net unrealized appreciation of investment securities for tax purposes was $1,855,525,000, consisting of unrealized gains of $2,043,873,000 on securities that had risen in value since their purchase and $188,348,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	973	NA1	NA1	(1)	—	12	—	1
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	669,958	411,247	44,241	—	(9,033)	17,177	—	1,027,931
Vanguard Total Bond	5,065,91
Market II Index Fund	0	1,649,795	560,796	715	(189,020)	108,465	1,195	5,966,604
Vanguard Total
International Bond Index	2,129,76
Fund	4	433,620	40,557	—	11,853	45,643	—	2,534,680
Vanguard Total
International Stock Index	3,862,09
Fund	1	580,380	113,008	906	(63,345)	94,595	—	4,267,024

Vanguard Institutional Target Retirement 2020 Fund

Vanguard Total Stock	5,851,42
Market Index Fund	7	835,241	538,734	6,912	501,805	85,928	—	6,656,651

Total	17,580,1							20,452,89
	23	3,910,283	1,297,336	8,532	252,260	351,820	1,195	1
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (37.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	144,993,570	9,910,310

International Stock Fund (24.6%)
Vanguard Total International Stock Index Fund Investor Shares	371,173,320	6,439,857

U.S. Bond Fund (26.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	663,232,951	6,897,623

International Bond Fund (11.2%)
Vanguard Total International Bond Index Fund Admiral Shares	134,067,940	2,932,066

Total Investment Companies (Cost $23,577,467)		26,179,856
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $2)	15	2
Total Investments (100.0%) (Cost $23,577,469)		26,179,858
Other Assets and Liabilities-Net (0.0%)		2,152
Net Assets (100%)		26,182,010
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Institutional Target Retirement 2025 Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $23,577,469,000. Net unrealized appreciation of investment securities for tax purposes was $2,602,389,000, consisting of unrealized gains of $2,808,555,000 on securities that had risen in value since their purchase and $206,166,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	4,152	NA1	NA1	2	—	35	—	2
Vanguard Total Bond
Market II Index Fund	5,490,573	2,458,874	841,143	536	(211,217)	121,781	1,317	6,897,623
Vanguard Total
International Bond
Index Fund	2,275,281	660,590	17,908	—	14,103	50,033	—	2,932,066
Vanguard Total
International Stock
Index Fund	5,485,573	1,149,604	88,660	881	(107,541)	139,251	—	6,439,857
Vanguard Total Stock
Market Index Fund	8,350,447	1,384,444	555,816	3,047	728,188	125,693	—	9,910,310

Total	21,606,026	5,653,512	1,503,527	4,466	423,533	436,793	1,317 26,179,858
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2030 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (42.4%)
Vanguard Total Stock Market Index Fund Institutional Shares	146,398,094	10,006,310

International Stock Fund (27.6%)
Vanguard Total International Stock Index Fund Investor Shares	375,707,362	6,518,523

U.S. Bond Fund (21.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	478,486,982	4,976,264

International Bond Fund (8.9%)
Vanguard Total International Bond Index Fund Admiral Shares	96,620,715	2,113,095

Total Investment Companies (Cost $21,049,445)		23,614,192
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $2)	23	2
Total Investments (100.0%) (Cost $21,049,447)		23,614,194
Other Assets and Liabilities-Net (0.0%)		11,579
Net Assets (100%)		23,625,773
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Institutional Target Retirement 2030 Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $21,049,447,000. Net unrealized appreciation of investment securities for tax purposes was $2,564,747,000, consisting of unrealized gains of $2,709,121,000 on securities that had risen in value since their purchase and $144,374,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	7,534	NA1	NA1	—	—	37	—	2
Vanguard Total Bond
Market II Index Fund	3,892,483	1,895,204	661,031	(2,873)	(147,519)	87,132	925	4,976,264
Vanguard Total
International Bond
Index Fund	1,595,870	511,692	4,480	—	10,013	35,831	—	2,113,095
Vanguard Total
International Stock
Index Fund	5,409,796	1,330,482	108,564	344	(113,535)	140,169	—	6,518,523
Vanguard Total Stock
Market Index Fund	8,238,969	1,621,404	576,212	875	721,274	126,222	— 10,006,310

Total	19,144,652	5,358,782	1,350,287	(1,654)	470,233	389,391	925 23,614,194
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2035 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (46.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	149,717,402	10,233,184

International Stock Fund (30.6%)
Vanguard Total International Stock Index Fund Investor Shares	385,477,763	6,688,039

U.S. Bond Fund (15.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	330,958,613	3,441,970

International Bond Fund (6.7%)
Vanguard Total International Bond Index Fund Admiral Shares	66,740,060	1,459,605

Total Investment Companies (Cost $19,186,751)		21,822,798
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $2)	25	3
Total Investments (100.0%) (Cost $19,186,753)		21,822,801
Other Assets and Liabilities-Net (0.0%)		10,174
Net Assets (100%)		21,832,975
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Target Retirement 2035 Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $19,186,753,000. Net unrealized appreciation of investment securities for tax purposes was $2,636,048,000, consisting of unrealized gains of $2,734,080,000 on securities that had risen in value since their purchase and $98,032,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	3,600	NA1	NA1	—	—	38	—	3
Vanguard Total Bond
Market II Index Fund	2,659,139	1,441,613	555,667	(3,495)	(99,620)	59,821	629	3,441,970
Vanguard Total
International Bond
Index Fund	1,064,701	391,768	3,628	—	6,764	24,502	—	1,459,605
Vanguard Total
International Stock
Index Fund	5,490,662	1,405,626	87,473	336	(121,112)	143,284	—	6,688,039
Vanguard Total Stock
Market Index Fund	8,357,981	1,700,593	557,860	451	732,019	128,668	—	10,233,184

Total	17,576,083	4,939,600	1,204,628	(2,708)	518,051	356,313	629	21,822,801
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2040 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (51.4%)
Vanguard Total Stock Market Index Fund Institutional Shares	140,870,339	9,628,488

International Stock Fund (33.6%)
Vanguard Total International Stock Index Fund Investor Shares	363,614,955	6,308,719

U.S. Bond Fund (10.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	188,869,222	1,964,240

International Bond Fund (4.4%)
Vanguard Total International Bond Index Fund Admiral Shares	38,066,023	832,504
Total Investment Companies (Cost $16,302,608)		18,733,951
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $2)	24	2
Total Investments (99.9%) (Cost $16,302,610)		18,733,953
Other Assets and Liabilities-Net (0.1%)		14,910
Net Assets (100%)		18,748,863
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Target Retirement 2040 Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $16,302,610,000. Net unrealized appreciation of investment securities for tax purposes was $2,431,343,000, consisting of unrealized gains of $2,485,919,000 on securities that had risen in value since their purchase and $54,576,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realize				June 30,
	2017		from	d Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard
Market Liquidity
Fund	2,675	NA1	NA1	2	—	36	—	2

Vanguard Total
Bond Market II
Index Fund	1,452,659	876,629	307,332	(2,480)	(55,236)	33,555	346	1,964,240

Vanguard Total
International
Bond Index
Fund	585,456	245,424	2,140	—	3,764	13,593	—	832,504

Vanguard Total
International
Stock Index
Fund	5,044,829	1,500,401	115,880	264	(120,895)	134,534	—	6,308,719

Vanguard Total
Stock Market
Index Fund	7,780,246	1,742,600	571,805	402	677,045	120,472	—	9,628,488

Total	14,865,865	4,365,054	997,157	(1,812)	504,678	302,190	346	18,733,953
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2045 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.2%)
Vanguard Total Stock Market Index Fund Institutional Shares	123,669,825	8,452,833

International Stock Fund (35.5%)
Vanguard Total International Stock Index Fund Investor Shares	319,814,724	5,548,785

U.S. Bond Fund (7.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	108,053,711	1,123,759

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	21,392,350	467,851
Total Investment Companies (Cost $13,560,117)		15,593,228
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $3)	34	3
Total Investments (99.9%) (Cost $13,560,120)		15,593,231
Other Assets and Liabilities-Net (0.1%)		13,343
Net Assets (100%)		15,606,574
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Institutional Target Retirement 2045 Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $13,560,120,000. Net unrealized appreciation of investment securities for tax purposes was $2,033,111,000, consisting of unrealized gains of $2,066,125,000 on securities that had risen in value since their purchase and $33,014,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realize				June 30,
	2017		from	d Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market
Liquidity Fund	3,581	NA1	NA1	—	—	49	—	3

Vanguard Total
Bond Market II
Index Fund	856,136	472,476	171,186	—	(33,667)	19,498	205	1,123,759

Vanguard Total
International
Bond Index Fund	351,712	114,033	—	—	2,106	7,989	—	467,851

Vanguard Total
International
Stock Index
Fund	4,305,441	1,424,627	67,322	181	(114,142)	116,460	—	5,548,785

Vanguard Total
Stock Market
Index Fund	6,529,807	1,671,170	324,134	144	575,846	103,968	—	8,452,833

Total	12,046,677	3,682,306	562,642	325	430,143	247,964	205	15,593,231
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2050 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.2%)
Vanguard Total Stock Market Index Fund Institutional Shares	85,943,391	5,874,231

International Stock Fund (35.6%)
Vanguard Total International Stock Index Fund Investor Shares	222,639,015	3,862,787

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	74,164,438	771,310

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	14,845,660	324,675
Total Investment Companies (Cost $9,524,634)		10,833,003
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $2)	25	2
Total Investments (99.9%) (Cost $9,524,636)		10,833,005
Other Assets and Liabilities-Net (0.1%)		14,937
Net Assets (100%)		10,847,942
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Institutional Target Retirement 2050 Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $9,524,636,000. Net unrealized appreciation of investment securities for tax purposes was $1,308,369,000, consisting of unrealized gains of $1,329,378,000 on securities that had risen in value since their purchase and $21,009,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	2,047	NA1	NA1	(1)	—	44	—	2
Vanguard Total
Bond Market II
Index Fund	559,679	356,421	122,134	(1,122)	(21,534)	13,234	137	771,310
Vanguard Total
International Bond
Index Fund	231,846	91,351	—	—	1,478	5,344	—	324,675
Vanguard Total
International Stock
Index Fund	2,840,923	1,145,337	37,573	123	(86,023)	79,569	—	3,862,787
Vanguard Total
Stock Market
Index Fund	4,310,066	1,381,357	201,231	95	383,944	70,898	—	5,874,231

Total	7,944,561	2,974,466	360,938	(905)	277,865	169,089	137	10,833,005
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2055 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

			Market
			Value
		Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Institutional Shares		37,106,498	2,536,229

International Stock Fund (35.7%)
Vanguard Total International Stock Index Fund Investor Shares		96,790,225	1,679,310

U.S. Bond Fund (7.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares		32,422,864	337,198

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares		6,380,606	139,544
Total Investment Companies (Cost $4,185,909)			4,692,281
	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $2)	2.122%	17	2
Total Investments (99.8%) (Cost $4,185,911)			4,692,283
Other Assets and Liabilities-Net (0.2%)			8,746
Net Assets (100.0%)			4,701,029
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Target Retirement 2055 Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $4,185,911,000. Net unrealized appreciation of investment securities for tax purposes was $506,372,000, consisting of unrealized gains of $515,557,000 on securities that had risen in value since their purchase and $9,185,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	2,132	NA1	NA1	—	—	23	—	2
Vanguard Total Bond
Market II Index Fund	225,447	164,904	43,767	—	(9,386)	5,546	57	337,198
Vanguard Total
International Bond
Index Fund	93,488	45,438	—	—	618	2,215	—	139,544
Vanguard Total
International Stock
Index Fund	1,145,876	583,977	12,079	45	(38,509)	33,718	—	1,679,310
Vanguard Total Stock
Market Index Fund	1,742,584	722,239	88,093	6	159,493	29,899	—	2,536,229
Total	3,209,527	1,516,558	143,939	51	112,216	71,401	57	4,692,283
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2060 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	10,281,917	702,769

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	26,863,673	466,085

U.S. Bond Fund (7.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	9,028,536	93,897

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	1,733,814	37,918
Total Investment Companies (Cost $1,183,842)		1,300,669
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $193)	1,928	193
Total Investments (99.8%) (Cost $1,184,035)		1,300,862
Other Assets and Liabilities-Net (0.2%)		2,492
Net Assets (100%)		1,303,354
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Institutional Target Retirement 2060 Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $1,184,035,000. Net unrealized appreciation of investment securities for tax purposes was $116,827,000, consisting of unrealized gains of $119,266,000 on securities that had risen in value since their purchase and $2,439,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,282	NA1	NA1	—	—	14	—	193
Vanguard Total Bond
Market II Index Fund	56,647	50,982	11,227	32	(2,537)	1,478	15	93,897
Vanguard Total
International Bond
Index Fund	23,598	14,460	327	—	187	576	—	37,918
Vanguard Total
International Stock
Index Fund	290,323	193,720	5,710	38	(12,286)	9,121	—	466,085
Vanguard Total Stock
Market Index Fund	435,873	240,285	14,048	6	40,653	8,061	—	702,769

Total	807,723	499,447	31,312	76	26,017	19,250	15	1,300,862
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Institutional Target Retirement 2065 Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (53.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	541,587	37,018

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	1,432,242	24,849

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	464,839	4,834

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	94,651	2,070

Total Investment Companies (Cost $69,116)		68,771
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $543)	5,430	543
Total Investments (100.5%) (Cost $69,659)		69,314
Other Assets and Liabilities-Net (-0.5%)		(365)
Net Assets (100%)		68,949
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Institutional Target Retirement 2065 Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $69,659,000. Net unrealized depreciation of investment securities for tax purposes was $345,000, consisting of unrealized gains of $855,000 on securities that had risen in value since their purchase and $1,200,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	86	NA1	NA1	—	—	3	—	543
Vanguard Total Bond
Market II Index Fund	377	5,536	1,015	(9)	(55)	49	—	4,834
Vanguard Total
International Bond
Index Fund	161	2,320	424	(3)	16	15	—	2,070
Vanguard Total
International Stock
Index Fund Investor
Shares	1,946	27,589	3,476	(44)	(1,166)	355	—	24,849
Vanguard International
Stock Index Fund ETF
Shares[2]	—	221	221	—	—	—	—	—
Vanguard Total Stock
Market Index Fund ETF
Shares[2]	—	1,204	1,206	2	—	—	—	—
Vanguard Total Stock
Market Index Fund
Institutional Shares	2,911	38,589	5,265	(4)	787	297	—	37,018

Total	5,481	75,459	11,607	(58)	(418)	719	—	69,314
1 Not applicable—purchases and sales are for temporary cash investment purposes.
2 The fund invested in ETF Shares during the period, but sold their positions before period end.

Vanguard Institutional Target Retirement Income Fund

Schedule of Investments (unaudited)
As of June 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (17.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	14,459,448	988,303

International Stock Fund (11.7%)
Vanguard Total International Stock Index Fund Investor Shares	37,284,526	646,887

U.S. Bond Funds (54.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	198,935,885	2,068,933
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	38,028,766	931,325
		3,000,258
International Bond Fund (16.0%)
Vanguard Total International Bond Index Fund Admiral Shares	40,269,652	880,697

Total Investment Companies (Cost $5,242,570)		5,516,145
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.122% (Cost $1)	11	1
Total Investments (100.0%) (Cost $5,242,571)		5,516,146
Other Assets and Liabilities-Net (0.0%)		2,213
Net Assets (100%)		5,518,359
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at June 30, 2018.

Institutional Target Retirement Income Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At June 30, 2018, the cost of investment securities for tax purposes was $5,242,571,000. Net unrealized appreciation of investment securities for tax purposes was $273,575,000, consisting of unrealized gains of $337,797,000 on securities that had risen in value since their purchase and $64,222,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market
Liquidity Fund	1,358	NA1	NA1	(1)	—	7	—	1
Vanguard Short-
Term Inflation-
Protected Securities
Index Fund	841,637	135,845	35,567	(111)	(10,479)	18,758	—	931,325
Vanguard Total Bond
Market II Index Fund	1,895,549	416,951	176,402	—	(67,165)	38,569	431	2,068,933
Vanguard Total
International Bond
Index Fund	779,202	122,173	24,912	(198)	4,432	16,385	—	880,697
Vanguard Total
International Stock
Index Fund	600,976	101,509	47,668	635	(8,565)	14,246	—	646,887
Vanguard Total Stock
Market Index Fund	911,460	161,974	164,256	3,823	75,302	12,919	—	988,303

Total	5,030,182	938,452	448,805	4,148	(6,475)	100,884	431	5,516,146
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: August 20, 2018

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.